Stockholders' equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Schedule of outstanding under the legacy plan

	Number of stock options outstanding	Weighted average exercise price $
Balance — June 30, 2019	288,183	22.31
Granted	491,817	0.61
Expired	(1,250)	(40.00)

Balance — March 31, 2020	778,750	8.58

Schedule of valuation assumptions using a Black-Scholes pricing model

March 31, 2020
Dividend rate	0%
Volatility	99% to 102%
Risk-free rate	1.50%
Term — years	5.5 to 6.5

Summary of stock options currently outstanding and exercisable

Exercise price $	Number Outstanding at March 31, 2020	Weighted average remaining contractual life (years)	Number exercisable at March 31, 2020
0.61	491,817	9.43	288,168
6.10	30,000	8.60	24,445
7.00	5,451	8.23	3,180
8.70	12,000	7.59	12,000
9.83	83,647	8.14	51,117
10.60	3,600	8.03	2,400
11.70	30,000	2.91	30,000
14.11	2,500	2.17	2,500
20.00	13,125	1.52	13,125
21.10	14,400	7.27	12,000
29.60	4,500	4.84	4,500
37.60	4,500	5.86	4,500
41.00	4,000	6.61	4,000
42.00	41,250	2.81	41,250
44.80	3,000	5.86	3,000
49.50	22,460	4.31	22,460
53.20	8,000	6.10	8,000
61.60	1,500	3.00	1,500
92.00	3,000	3.17	3,000

	778,750		531,145

Schedule of stock option expense

	Three months ended March 31,		Nine months ended March 31,
	2020	2019	2020	2019
	$	$	$	$
Research and development	22,754	12,889	55,058	64,466
General and administrative	73,437	86,846	251,970	290,922

	96,191	99,735	307,028	355,388

	Years ended June 30,
	2019 $	2018 $
Research and development	74,667	140,870
General and administrative	351,362	355,055

	426,029	495,925

Schedule of unvested stock options

	Number of Options	Weighted average exercise price $	Weighted average grant date fair value $
Unvested at June 30, 2019	84,990	11.35	5.82
Granted	491,817	0.61	0.40
Vested	(329,202)	2.15	1.18

Unvested at March 31, 2020	247,605	2.25	1.23

	Number of options	Weighted average exercise price $	Weighted average grant date fair value $
Unvested at June 30, 2017	31,803	48.09	25.74
Granted	152,698	11.35	6.01
Vested	(44,241)	27.81	15.02
Forfeited	(2,100)	21.10	11.32

Unvested at June 30, 2018	138,160	14.39	7.63
Granted	30,000	6.10	2.56
Vested	(83,170)	14.51	7.65

Unvested at June 30, 2019	84,990	11.35	5.82

Schedule of warrants

	Number of warrants	Amount $
Balance — June 30, 2017	360,475	4,570,574

Issuance of 2018 Investor and 2018 Agent Warrants (i)	840,000	3,572,843
Exercise of 2018 Investor Warrants (i)	(25,000)	(106,335)
Warrants issued for services (ii)	42,000	192,400

Balance — June 30, 2018	1,217,475	8,229,482

Exercise and exchange of 2018 Investor Warrants (iii)	(495,000)	(2,210,697)
Issuance of 2019 Investor Warrants (note 4)	760,500	492,884
Issuance of 2019 Agent Warrants (iv)	46,800	52,899
Warrants issued for services (ii)	14,000	23,715

Balance — June 30, 2019	1,543,775	6,588,283

i)

As part of the financing completed by the Company on September 22, 2017, the Company issued the 2018 Investor Warrants and the 2018 Agent Warrants. The 2018 Investor Warrants are exercisable at $12.50 until September 22, 2022 and the 2018 Agent Warrants are exercisable at $12.50 until September 20, 2022.

ii)	Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.
iii)

On November 25, 2018, the Company entered into Warrant Exercise and Exchange Agreements (the “Warrant Exercise Agreements”) with certain holders (the “Exercising Holders”) of the 2018 Investor Warrants. Pursuant to the Warrant Exercise Agreements, in order to induce the Exercising Holders to exercise the 2018 Investor Warrants for cash, the Company agreed to reduce the exercise price from $12.50 to $4.00 per share. Pursuant to the Warrant Exercise Agreements, the Exercising Holders exercised their 2018 Investor Warrants with respect to an aggregate of 197,500 shares of common stock underlying such 2018 Investor Warrants (the “Exercised Shares”). The Company received net proceeds of $720,165, comprising aggregate gross proceeds of $790,000 net of expenses of $69,835, from the exercise of the 2018 Investor Warrants.

In addition, in order to further induce the Exercising Holders to exercise the 2018 Investor Warrants, the Warrant Exercise Agreements also provided for the issuance of one share of common stock to the Exercising Holders in exchange for every three shares of common stock underlying the 2018 Investor Warrants held by the Exercising Holders that are not being exercised for cash pursuant to the Warrant Exercise Agreements, if any. On November 26, 2018, the Company issued an aggregate of 99,167 shares of common stock in exchange for 297,500 2018 Investor Warrants.

iv)

As part of the financing completed by the Company on June 5, 2019, the Company issued the 2019 Agent Warrants. Commencing December 3, 2019, the 2019 Agent Warrants are exercisable at $3.875 until June 3, 2024.

Schedule of changes in outstanding warrants

Description	Number
Balance — June 30, 2019	1,543,596

2020 Investor Warrants issued in underwritten offering	7,762,500
PFW issued in underwritten offering	2,655,000
2020 Underwriter Warrants	377,500
Exercise of PFW	(2,655,000)
Warrants issued for services (1)	530,000
Expiry of warrants for services (2)	(4,140)

Balance — March 31, 2020	10,209,456

(1)

The Company issued 530,000 warrants for services during the nine months ended March 31, 2020. 280,000 warrants are exercisable at $0.75 per share until November 18, 2023 and they vest pro rata monthly commencing December 18, 2019. 250,000 warrants are exercisable at $0.64 per share until January 20, 2024 and they vest pro rata monthly commencing February 20, 2020. The total fair value of the warrants issued was $233,176 with $133,297 being recognized during the nine months ended March 31, 2020.

(2)	On February 27, 2020, 4,140 warrants at an exercise price of $59.30 expired.

Description	Number
Balance — June 30, 2018	1,428,128

Issuance of 2019 Investor Warrants	760,500
Issuance of 2019 Agent Warrants	46,800
Exercise of 2018 Investor Warrants for cash	(197,500)
Cashless exchange of 2018 Investor Warrants	(297,500)
Warrants issued for services	14,000
Expiry of warrants	(210,832)

Balance — June 30, 2019	1,543,596

Schedule of outstanding warrants

Description of warrants	Number	Exercise price $	Expiry date
2020 Investor warrants	7,762,500	1.00	August 16, 2024
2019 Investor warrants	760,500	3.10	June 5, 2024
2018 Investor warrants	280,000	12.50	September 22, 2022
2017 Investor warrants	207,721	35.00	April 19, 2022
2015 Investor warrants	97,905	30.00	July 31, 2020
Warrants issued for services	250,000	0.64	January 20, 2024
Warrants issued for services	280,000	0.75	November 18, 2023
Warrants issued for services	26,500	30.00	July 1, 2020 to February 1, 2021
Warrants issued for services	6,000	17.80	January 25, 2023
Warrants issued for services	33,600	11.70	February 27, 2023
Warrants issued for services	12,000	9.00	September 15, 2023
Warrants issued for services	2,000	9.00	October 11, 2021
2020 Underwriter Warrants	377,500	1.15	August 14, 2022
2019 Agent warrants	46,800	3.875	June 3, 2024
2018 Agent warrants	40,000	12.50	September 20, 2022
2017 Agent warrants	13,848	40.60	April 12, 2022
2016 Agent warrants	10,402	40.00	May 12, 2021
2015 Agent warrants	2,180	30.00	July 15, 2020

	10,209,456

Description	Number	Exercise price $	Expiry date
2019 Investor	760,500	3.10	June 5, 2024
2018 Investor	280,000	12.50	September 22, 2022
2017 Investor	207,721	35.00	April 19, 2022
2015 Investor	97,905	30.00	July 31, 2020
Issued for services	26,500	30.00	July 1, 2020 to February 1, 2021
Issued for services	6,000	17.80	January 25, 2023
Issued for services	33,600	11.70	February 27, 2023
Issued for services	12,000	9.00	September 15, 2023
Issued for services	4,140	59.30	February 27, 2020
Issued for services	2,000	9.00	October 11, 2021
2019 Agent	46,800	3.875	June 3, 2024
2018 Agent	40,000	12.50	September 20, 2022
2017 Agent	13,848	40.60	April 12, 2022
2016 Agent	10,402	40.00	May 12, 2021
2015 Agent	2,180	30.00	July 15, 2020

	1,543,596	12.60

Schedule of Conversion of Series B Preferred stock to common stock

	Series B Preferred Stock 2020
	Number of shares	$
Balance — June 30, 2019	673,613	4,699,304
Conversion of Series B Preferred stock to common stock	(25,000)	(174,407)

Balance — March 31, 2020	648,613	4,524,897

Performance stock units [Member]
Schedule of outstanding under the legacy plan

Number of PSUs outstanding
Balance — June 30, 2017	—
Granted	140,000
Forfeited	(20,000)

Balance — June 30, 2018	120,000
Cancelled	(120,000)

Balance — June 30, 2019	—

Schedule of valuation assumptions using a Black-Scholes pricing model

June 30, 2019
Dividend rate	0%
Volatility	79.0 to 82.5%
Risk-free rate	2.56% to 2.71%
Term — years	1.67 to 3.24

Stock options [Member]
Schedule of outstanding under the legacy plan

	Number of stock options outstanding	Weighted average exercise price
Balance — June 30, 2017	112,085	41.81
Granted	152,698	11.35
Forfeited	(2,100)	21.10

Balance — June 30, 2018	262,683	24.27
Granted	30,000	6.10
Expired	(4,500)	28.37

Balance — June 30, 2019	288,183	22.31

Schedule of valuation assumptions using a Black-Scholes pricing model

	June 30, 2019	June 30, 2018
Dividend rate	0%	0%
Volatility	70.6% to 101.5%	72.4 to 87.1%
Risk-free rate	1.62% to 3.17%	1.49% to 2.86%
Term — years	0.1 to 3.0	0.6 to 3.03

Summary of stock options currently outstanding and exercisable

Exercise price $	Number Outstanding at June 30, 2019	Weighted average remaining contractual life (years)	Number exercisable at June 30, 2019
6.10	30,000	9.36	13,610
7.00	5,451	8.98	1,817
8.70	12,000	8.34	12,000
9.83	83,647	8.89	30,206
10.60	3,600	8.79	1,500
11.70	30,000	3.66	30,000
15.27	2,500	2.92	2,500
20.00	13,125	2.27	13,125
21.10	14,400	8.02	8,400
29.60	4,500	5.60	4,500
37.60	4,500	6.61	4,500
40.00	1,250	0.25	1,250
41.00	4,000	7.36	3,486
42.00	41,250	3.56	41,250
44.80	3,000	6.61	3,000
49.50	22,460	5.07	19,549
53.20	8,000	6.85	8,000
61.60	1,500	3.75	1,500
92.00	3,000	3.92	3,000

	288,183		203,193